UNSECURED DEBT AND RELATED DERIVATIVES - 2024 term loan (Details) $ in Thousands, $ in Millions		12 Months Ended
	Dec. 19, 2018 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 19, 2018 CAD ($)	Dec. 19, 2018 USD ($)
Unsecured debentures and term loans, net
Proceeds from term loan		$ 527,441	$ 0
Principal issued and outstanding		2,991,651	2,434,136
2024 Term Loan
Unsecured debentures and term loans, net
Proceeds from term loan	$ 185.0
Principal issued and outstanding		$ 250,351	$ 234,136		$ 185.0
Deferred financing costs				$ 800